Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	2,330,399	744,495
Common stock, shares outstanding	2,330,399	744,495
Treasury stock shares	1,386	0
Reverse stock split	1 for 20
Series C Preferred Stock [Member]
Preferred stock, shares designated	4,012,276	4,012,276
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series D Preferred Stock [Member]
Preferred stock, shares designated	500,000	500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0